MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-sale Marketable Securities

The following is a summary of available-for-sale marketable securities at December 31, 2021:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$10,688	$2	$4	$65	$10,751
Governmental bonds	472	-	-	5	477
Total	$11,160	$2	$4	$70	$11,228

Available for-sale – matures after one year:
Corporate bonds	$8,642	$-	$38	$43	$8,647
Governmental bonds	-	-	-	-	-
Total	$8,642	$-	$38	$43	$8,647

Total	$19,802	$2	$42	$113	$19,875

The following is a summary of available-for-sale marketable securities at December 31, 2020:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$7,570	$2	$2	$37	$7,607
Governmental bonds	504	-	-	1	505
Total	$8,074	$2	$2	$38	$8,112

Available for-sale – matures after one year:
Corporate bonds	$10,353	$13	$2	$70	$10,434
Governmental bonds	483	2	-	7	492
Total	$10,836	$15	$2	$77	$10,926

Total	$18,910	$17	$4	$115	$19,038